CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Line Items]
Total revenues	¥ 29,153	¥ 25,434	¥ 18,985
Cost of revenues	(19,851)	(16,761)	(11,708)
Gross profit	9,302	8,673	7,277
Selling and marketing expenses	(2,475)	(2,041)	(1,714)
General and administrative expenses	(3,101)	(2,703)	(2,258)
Total operating expenses	(5,576)	(4,744)	(3,972)
Interest income	622	615	282
Other (losses)/gains, net	362	78	(29)
Share-based payments arising from issuance of ordinary shares to music label partners			(1,519)
Operating profit	4,710	4,622	2,039
Share of net (loss)/profit of investments accounted for using equity method	19	(18)	(1)
Finance cost	(97)	(64)	(35)
Profit before income tax	4,632	4,540	2,003
Income tax expense	(456)	(563)	(171)
Profit for the year	4,176	3,977	1,832
Attributable to:
Equity holders of the Company	4,155	3,982	1,833
Non-controlling interests	21	(5)	(1)
Profit for the year	¥ 4,176	¥ 3,977	¥ 1,832
Class A And Class B Ordinary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 1.25	¥ 1.22	¥ 0.60
Diluted	1.24	1.19	0.58
American Depositary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	2.51	2.43	1.19
Diluted	¥ 2.47	¥ 2.38	¥ 1.16
Online Music Services
Income Statement [Line Items]
Total revenues	¥ 9,349	¥ 7,152	¥ 5,536
Social Entertainment Services And Others
Income Statement [Line Items]
Total revenues	¥ 19,804	¥ 18,282	¥ 13,449